Intangible Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2012
Details
Finite-Lived Patents, Gross	$ 15,000	$ 15,000
Finite-Lived Intangible Asset, Useful Life	15 years
Accumulated amortization, intangible assets	$ 1,000	$ 1,250	$ 0